Parent only financial information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash	¥ 561,148	$ 79,036	¥ 860,472
Short-term investments	137,876	19,419	0
Prepayments and other assets	441,483	62,181	424,918	¥ 240,647	¥ 247,411
Amounts due from related parties	74,122	10,440	911,729
Total current assets	3,288,741	463,210	3,853,333
Non-current assets
Long-term investments	300,987	42,393	353,855
Total non-current assets	978,903	137,876	877,699
Total assets	4,267,644	601,086	4,731,032
Current liabilities
Accrued expenses and other current liabilities	614,540	86,557	785,134
Amounts due to related parties	35,664	5,023	42,843
Total current liabilities	4,215,479	593,738	3,927,441
Non-current liabilities
Convertible notes payable	455,701	64,184	439,869
Total non-current liabilities	886,624	124,879	838,047
Total liabilities	5,102,103	718,617	4,765,488
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	6,093,685	858,278	5,919,660
Accumulated deficit	(6,670,371)	(939,502)	(5,730,180)
Accumulated other comprehensive loss	(344,734)	(48,555)	(385,886)
Total deficit attributable to ordinary shareholders	(921,410)	(129,778)	(196,396)
Total liabilities and shareholders’ deficit	4,267,644	601,086	4,731,032
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	9	1	9
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	1	$ 0	1
Parent company
Current assets
Cash	12,947		119,022
Short-term investments	121,876		0
Prepayments and other assets	0		35
Amounts due from related parties	4,288,934		4,168,615
Total current assets	4,423,757		4,287,672
Non-current assets
Long-term investments	48,580		69,319
Total non-current assets	48,580		69,319
Total assets	4,472,337		4,356,991
Current liabilities
Accrued expenses and other current liabilities	64,924		146,507
Amounts due to related parties	180,698		18,925
Share of losses in excess of investments in subsidiaries	4,692,424		3,948,086
Total current liabilities	4,938,046		4,113,518
Non-current liabilities
Convertible notes payable	455,701		439,869
Total non-current liabilities	455,701		439,869
Total liabilities	5,393,747		4,553,387
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	6,093,685		5,919,660
Accumulated deficit	(6,670,371)		(5,730,180)
Accumulated other comprehensive loss	(344,734)		(385,886)
Total deficit attributable to ordinary shareholders	(921,410)		(196,396)
Total liabilities and shareholders’ deficit	4,472,337		4,356,991
Parent company | Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	9		9
Parent company | Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	¥ 1		¥ 1